Taxation - Deferred tax assets on losses (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Luxemberg
Income tax expense
Losses for which no deferred tax is recognised	€ 188	€ 200
Decrease in deferred tax asset due to change in tax rate		€ 868
Minimum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)	40 years
Minimum | Germany
Income tax expense
Utilisation period of tax losses (in years)	9 years
Maximum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)	45 years
Maximum | Germany
Income tax expense
Utilisation period of tax losses (in years)	16 years